Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.9%)
Belgium (2.9%)
[1]	UCB SA	10,238,136	948,031
*	Argenx SE	1,377,888	395,946
*	Galapagos NV	1,175,458	91,515
			1,435,492
Brazil (0.1%)
	Notre Dame Intermedica Participacoes SA	1,699,100	25,421
China (1.9%)
*,2	Wuxi Biologics Cayman Inc.	19,032,000	267,167
[2]	WuXi AppTec Co. Ltd. Class H	8,198,680	193,168
*	Zai Lab Ltd. ADR	911,186	151,448
*	Zai Lab Ltd.	862,000	143,319
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	14,799,500	93,875
*	Yifeng Pharmacy Chain Co. Ltd. Class A	5,342,919	74,072
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	6,590,000	14,754
*,2	Akeso Inc.	134,000	917
*,2	Shanghai Henlius Biotech Inc. Class H	112,117	601
			939,321
Denmark (1.7%)
*	Genmab A/S	1,953,376	716,815
*	Genmab A/S ADR	3,150,246	116,150
			832,965
Germany (0.1%)
*	MorphoSys AG	440,981	41,635
Hong Kong (0.4%)
*	BeiGene Ltd. ADR	591,803	203,308
*,2	Everest Medicines Ltd.	1,203,364	10,621
			213,929
Japan (8.4%)
[1]	Eisai Co. Ltd.	17,856,177	1,164,614
	Astellas Pharma Inc.	59,120,200	889,822
	Daiichi Sankyo Co. Ltd.	26,360,290	673,253
	Ono Pharmaceutical Co. Ltd.	19,628,460	494,419
	Chugai Pharmaceutical Co. Ltd.	11,038,000	414,310
	Terumo Corp.	8,498,900	321,362
	Nippon Shinyaku Co. Ltd.	1,977,800	133,410
			4,091,190
Netherlands (1.1%)
	Koninklijke Philips NV	8,996,518	508,691

		Shares	Market Value ($000)
Switzerland (4.0%)
	Novartis AG (Registered)	21,001,073	1,792,156
*	Alcon Inc.	2,412,628	181,214
			1,973,370
United Kingdom (6.3%)
	AstraZeneca plc	24,055,143	2,560,524
	Hikma Pharmaceuticals plc	6,910,934	232,893
	Smith & Nephew plc	6,133,096	132,743
*	Abcam plc ADR	5,880,982	126,088
			3,052,248
United States (71.0%)
	UnitedHealth Group Inc.	7,679,584	3,062,618
	Pfizer Inc.	74,535,759	2,880,807
	Mitsubishi HC Capital Inc.	11,546,482	2,110,351
*	Boston Scientific Corp.	41,502,430	1,809,506
	Bristol-Myers Squibb Co.	28,203,588	1,760,468
	Anthem Inc.	4,280,240	1,623,880
*	Regeneron Pharmaceuticals Inc.	2,556,310	1,230,352
*	Biogen Inc.	4,211,414	1,125,837
	Danaher Corp.	4,368,368	1,109,303
	Thermo Fisher Scientific Inc.	2,330,249	1,095,753
*,1	Alnylam Pharmaceuticals Inc.	7,669,133	1,078,587
*	Vertex Pharmaceuticals Inc.	4,313,053	941,108
	Stryker Corp.	3,533,909	928,111
	Abbott Laboratories	7,498,762	900,451
	HCA Healthcare Inc.	4,389,285	882,510
*	Edwards Lifesciences Corp.	9,131,833	872,273
*	Incyte Corp.	10,183,669	869,482
	Humana Inc.	1,841,097	819,730
	Baxter International Inc.	9,409,080	806,264
*	Viatris Inc.	55,233,099	734,600
	Cerner Corp.	8,840,327	663,467
*	Centene Corp.	8,743,194	539,805
	Universal Health Services Inc. Class B	3,564,112	528,950
*	Seagen Inc.	3,007,083	432,298
	Teleflex Inc.	913,047	385,744
*	Laboratory Corp. of America Holdings	1,387,554	368,909
	Agilent Technologies Inc.	2,741,535	366,379
*,1	Agios Pharmaceuticals Inc.	6,435,516	359,102
*	Elanco Animal Health Inc.	11,077,272	351,260
*	IQVIA Holdings Inc.	1,450,076	340,318
*	Illumina Inc.	817,329	321,080
*,1	Alkermes plc	13,605,397	299,387
*,1	Nektar Therapeutics Class A	11,383,721	223,235
*,1	Bluebird Bio Inc.	6,140,000	184,200
*	Molina Healthcare Inc.	657,961	167,846
*	Insulet Corp.	555,050	163,862
*	Acadia Healthcare Co. Inc.	2,526,020	153,885
*	Ascendis Pharma A/S ADR	942,809	136,679
	Royalty Pharma plc Class A	3,053,455	134,352
*	Reata Pharmaceuticals Inc. Class A	1,237,211	125,453
*	Mirati Therapeutics Inc.	734,259	122,049
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	120,359
*	Exact Sciences Corp.	911,215	120,116
*	Penumbra Inc.	372,051	113,844
*	Syneos Health Inc.	1,322,282	112,196
	Encompass Health Corp.	1,118,557	94,921

		Shares	Market Value ($000)
*	Hologic Inc.	1,358,813	89,070
*	Arena Pharmaceuticals Inc.	1,089,818	74,794
*	Blueprint Medicines Corp.	768,858	74,056
*	Quidel Corp.	706,112	73,993
*	Sarepta Therapeutics Inc.	1,020,307	72,279
*	agilon health Inc.	1,983,700	62,546
*	Turning Point Therapeutics Inc.	741,024	56,488
*	Acceleron Pharma Inc.	419,076	52,372
*,3	Oscar Health Inc. Class A	2,116,136	48,100
*	NeoGenomics Inc.	966,386	47,343
*	Hutchison China MediTech Ltd. ADR	1,601,902	45,318
*	Sage Therapeutics Inc.	564,336	44,447
*	Karuna Therapeutics Inc.	378,728	42,043
*	ALX Oncology Holdings Inc.	654,935	41,038
*	PTC Therapeutics Inc.	868,354	35,785
*	Rocket Pharmaceuticals Inc.	723,218	33,152
*	Amicus Therapeutics Inc.	3,307,491	32,546
*	Horizon Therapeutics plc	339,230	32,098
*	Apellis Pharmaceuticals Inc.	542,358	27,481
*	Kodiak Sciences Inc.	226,890	27,417
*	TG Therapeutics Inc.	480,391	21,478
*	REVOLUTION Medicines Inc.	634,198	21,049
*	Relay Therapeutics Inc.	631,881	20,037
*	Allakos Inc.	163,604	17,852
*	Sana Biotechnology Inc.	423,300	9,101
*	Signify Health Inc. Class A	239,200	6,781
			34,680,351
Total Common Stocks (Cost $27,892,052)			47,794,613
Temporary Cash Investments (2.0%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund, 0.068%	90,796	9,080
		Face Amount ($000)
Repurchase Agreements (1.4%)
	Bank of America Securities LLC, 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $30,200,000, collateralized by Government National Mortgage Associataion 2.500%, 1/20/51, with a value of $30,804,000)	30,200	30,200
	Bank of Nova Scotia, 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $227,300,000, collateralized by U.S. Treasury Bill 0.000%, 7/1/21–7/27/21 and U.S. Treasury Note/Bond 1.375%–3.875%, 5/31/21–8/15/47, with a value of $231,846,000)	227,300	227,300
	Barclays Capital Inc., 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $38,800,000, collateralized by U.S. Treasury Note/Bond 0.125%–1.250%, 9/30/22–3/31/28, with a value of $39,576,000)	38,800	38,800
	BNP Paribas Securities Corp., 0.005%, 5/3/21 (Dated 4/30/21, Repurchase Value $61,000,000, collateralized by Federal Home Loan Mortgage Corp. 4.000%, 1/1/48, Federal National Mortgage Association 2.000%, 4/1/51, Government National Mortgage Associataion 1.625%–4.000%, 11/20/34–7/20/49 and U.S. Treasury Note/Bond 0.125%–2.875%, 6/15/21–1/15/24, with a value of $62,220,000)	61,000	61,000

	Face Amount ($000)	Market Value ($000)
Credit Agricole Securities (USA) Inc., 0.005%, 5/3/21 (Dated 4/30/21, Repurchase Value $78,100,000, collateralized by U.S. Treasury Note/Bond 1.375%, 11/15/40, with a value of $79,662,000)	78,100	78,100
HSBC Bank USA, 0.005%, 5/3/21 (Dated 4/30/21, Repurchase Value $38,000,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/46, with a value of $38,760,000)	38,000	38,000
HSBC Bank USA, 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $62,700,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%–4.500%, 9/1/33–8/1/40 and Federal National Mortgage Association 3.000%–5.500%, 7/1/27–12/1/50, with a value of $63,954,000)	62,700	62,700
Naxtixis SA, 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $34,900,000, collateralized by U.S. Treasury Bill, 0.000%, 5/11/21–11/4/21, U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/42 and U.S. Treasury Note/Bond 0.125%–3.625%, 10/31/21–5/15/50, with a value of $35,598,000)	34,900	34,900
Nomura International plc, 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $59,100,000, collateralized by U.S. Treasury Bill 0.000%, 5/13/21–7/13/21 and U.S. Treasury Note/Bond 0.125%–0.375%, 9/30/22–1/31/26, with a value of $60,282,000)	59,100	59,100
RBC Capital Markets LLC, 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $14,700,000, collateralized by Federal Home Loan Mortgage Corp. 2.000%–5.000%, 12/1/32–4/1/51 and Federal National Mortgage Association 2.500%–4.000%, 8/1/42–2/1/51, with a value of $14,994,000)	14,700	14,700
Wells Fargo & Co., 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $12,300,000, collateralized by Federal National Mortgage Association 2.438%–3.081%, 8/1/46–1/1/50, with a value of $12,546,000)	12,300	12,300
		657,100
U.S. Government and Agency Obligations (0.6%)
U.S. Cash Management Bill, 0.029%, 7/27/21	100,000	99,997
U.S. Treasury Bill, 0.019%, 5/25/21	100,000	99,999
U.S. Treasury Bill, 0.020%, 7/8/21	100,000	99,998
		299,994
Total Temporary Cash Investments (Cost $966,167)		966,174
Total Investments (99.9%) (Cost $28,858,219)		48,760,787
Other Assets and Liabilities—Net (0.1%)		70,972
Net Assets (100%)		48,831,759
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $472,474,000, representing 1.0% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,878,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,984,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	34,705,772	—	—	34,705,772
Common Stocks—Other	596,994	12,491,847	—	13,088,841
Temporary Cash Investments	9,080	957,094	—	966,174
Total	35,311,846	13,448,941	—	48,760,787
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Agios Pharmaceuticals Inc.	302,276	—	—	—	56,826	—	—	359,102
Alkermes plc	285,577	—	—	—	13,810	—	—	299,387
Allscripts Healthcare Solutions Inc.	162,446	—	156,920	41,976	(47,502)	—	—	—
Alnylam Pharmaceuticals Inc.	1,178,188	—	24,255	11,091	(86,437)	—	—	1,078,587
Bluebird Bio Inc.	237,840	24,819	—	—	(78,459)	—	—	184,200
Eisai Co. Ltd.	1,303,206	—	—	—	(138,592)	11,655	—	1,164,614
Ironwood Pharmaceuticals Inc. Class A	111,419	—	—	—	8,940	—	—	120,359
Nektar Therapeutics Class A	257,000	—	33,454	(103,507)	103,196	—	—	223,235
UCB SA	1,060,182	—	—	—	(112,151)	10,957	—	948,031
Vanguard Market Liquidity Fund	96	NA1	NA1	—	—	—	—	9,080
Total	4,898,230			(50,440)	(280,369)	22,612	—	4,386,595
1	Not applicable—purchases and sales are for temporary cash investment purposes.